UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if Amendment [ ]  Amendment Number:

This Amendment (check only one): [ ] is a restatement
                                 [ ] adds new holdings
Institutional Investment Manager Filing this Report:

Name:		Holden, Tolbert, & Company
		120 East Sheridan
		Suite 105
		Oklahoma City, OK  73101

13F File Number:	28-06216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James Holden
Title:	President
Phone:	405-235-3795


Signature, Place, and Date of Signing:

	James Holden   Oklahoma City, OK  March 31, 2001

Report Type (check only one):
[x]13F Holdings Report
[  ]13F Notice
[  ]13F Combination Report

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No.		13F File Number			Name


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

             Item 1               Item 2       Item 3
Item 4       Item 5       Item 6
Item 7       Item 8
         Name of Issuer         Title of Cl CUSIP Number
Fair Market VShares of Pri Investment Discretion
Voting Authority [Shares]

[b] Shared       [c]       Managers

[a]      As Defined     Shared         See          [a]
[b]          [c]

Sole      in Instr. V     Other       Instr V       Sole
Shared        None
American Express                  common     025816-10-9
66,409    1,702,800    1,702,800           0            0
0            0            0     1,702,800
American International Group      common     026874-10-7
53,074      624,405      624,405           0            0
0            0            0       624,405
Bank One                          common     026874-10-7
58,796    1,633,221    1,633,221           0            0
0            0            0     1,633,221
B-P Amoco                         common          0
17,000      340,000      340,000           0            0
0            0            0       340,000
Bank of America                   common     055622-10-4
236        3,937        3,937           0            0
0            0            0         3,937
Berkshire Hathaway "A"            common     084670-10-8
71,829        1,035        1,035           0            0
0            0            0          1,035
Berkshire Hathaway "B"            common     084670-20-7
690          300          300
0            0            0            0            0
300
Centerpoint Properties            common     151895-10-9
44,657      893,130      893,130           0            0
0            0            0       893,130
Citigroup, Inc                    common     172967-10-1
74,200    1,400,000    1,400,000           0            0
0            0            0     1,400,000
Coca Cola                         common     191216-10-0
13,500      300,000      300,000           0            0
0            0            0       300,000
Davis Real Esrarte Fund           common     239103-30-2
338       14,708       14,708           0            0
0            0            0         14,708
General Electric                  common     369604-10-3
347          7,084       7,084           0            0
0            0            0           7,084
General Mills                     common     370334-10-4
54,252    1,233,000    1,233,000           0            0
0            0            0     1,233,000
Golden West Financial             common     381317-10-6
29,875      466,800      466,800           0            0
0            0            0       466,800
Hewlett Packard                   common     428236-10-3
220        7,600        7,600           0            0
0            0            0           7,600
IBM                               common     459200-10-1
667        5,900        5,900           0            0
0            0            0           5,900
Martin Marietta Materials         common     573284-10-6
47,830      956,600      956,600           0            0
0            0            0       956,600
Mass Mutual Corp Investors        common     576292-10-6
271       10,837       10,837           0            0
0            0            0         10,837
Merck                             common     589331-10-7
26,705      417,268      417,268           0            0
0            0            0       417,268
Morgan Stanley Dean Witter        common     617446-10-9
51,462      804,100      804,100           0            0
0            0            0       804,100
Occidental Petroleum              common     674599-10-5
13,635      505,000      505,000           0            0
0            0            0       505,000
Pall Corp                         common     696429-30-7
589       24,530       24,530           0            0
0            0            0         24,530
Phillips Petroleum                common     718507-10-6
5,711      100,200      100,200           0            0
0            0            0       100,200
Progressive Corp Ohio             common     743315-10-3
15,890      117,700      117,700           0            0
0            0            0       117,700
Schlumberger, Ltd                 common     806857-10-8
5,300      100,000      100,000           0            0
0            0            0       100,000
SBC Corp                          common     783876-10-3
221        5,528        5,528           0            0
0            0            0           5,528
Transatlantic Holdings            common     893521-10-4
289        2,351        2,351           0            0
0            0            0           2,3
Vodafone Airtouch                   ADR      92857T-10-7
9,986      453,890      453,890           0            0
0            0            0       453,890
Wachovia Corp                     common     929771-10-3
16,124      227,100      227,100           0            0
0            0            0       227,100
Wells Fargo & Co                  common     949740-10-4
82,766    1,799,269    1,799,269           0            0
0            0            0     1,799,269
COLUMN TOTALS
$762,869
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